Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Other Assets Noncurrent Disclosure [Abstract]
Other Non-Current Assets

10. OTHER NON-CURRENT ASSETS

In May 2017, the Group signed a commitment to purchase certain properties from Anhui Zhong’an Chuanggu Technology Park Co., Ltd. for business operating purpose. In June 2017, the Group has prepaid RMB3,000 cash consideration as the down payment and recorded it as other non-current assets.